UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Bitwise Crypto Industry Innovators ETF

Semi-Annual Report

September 30, 2022
(Unaudited)

Bitwise Crypto Industry Innovators ETF

Table of Contents

The Fund files its complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-833-365-2487, and on the Commission’s website at https://www.sec.gov.

Bitwise Crypto Industry Innovators ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Sector Weightings†

62.2% Information Technology
36.2% Financials
1.6% Consumer Discretionary

† Sector weightings percentages based on the total fair value of investments.

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Consumer Discretionary — 1.6%
MercadoLibre*	1,236	$1,023,136
Financials — 36.1%
Bakkt Holdings*	1,240,995	2,829,468
CME Group, Cl A	5,433	962,347
Coinbase Global, Cl A*	108,179	6,976,464
DBS Group Holdings	45,791	1,065,553
Galaxy Digital Holdings*	626,839	2,673,321
Interactive Brokers Group, Cl A	17,125	1,094,459
Signature Bank NY	6,177	932,727
Silvergate Capital, Cl A*	82,365	6,206,203
		22,740,542
Information Technology — 62.1%
Advanced Micro Devices*	13,193	835,909
Argo Blockchain*	4,727,170	1,746,660
Bit Digital*	752,728	903,273
Bitfarms*	1,712,492	1,794,686
Block, Cl A*	15,960	877,640
Canaan ADR*	934,396	3,064,819
Cleanspark*	450,924	1,433,938
Core Scientific*	1,498,567	1,948,137
Greenidge Generation Holdings*	397,677	795,354
Hive Blockchain Technologies*	661,768	2,509,233
Hut 8 Mining*	1,749,613	3,132,381
Description	Shares	Fair Value
Information Technology (continued)
Iris Energy*	446,453	$1,843,851
Marathon Digital Holdings*	279,168	2,989,889
MicroStrategy, Cl A*	32,373	6,871,493
Northern Data*	146,346	1,793,537
NVIDIA	7,754	941,258
PayPal Holdings*	11,616	999,789
Riot Blockchain*	479,178	3,359,038
Terawulf*	273,297	$344,354
Visa, Cl A	5,350	950,428
		39,135,667
Total Common Stock
(Cost $120,318,398)		62,899,345
Total Investments — 99.8%
(Cost $120,318,398)		$62,899,345

Percentages are based on net assets of $63,035,523.

††  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

ADR — American Depositary Receipt

Cl     — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Assets and Liabilities

September 30, 2022 (Unaudited)

Assets:
Investments at Cost	$120,318,398
Foreign Currency, at Cost	81,596
Investments at Fair Value	$62,899,345
Cash and Cash Equivalents	104,699
Foreign Currency at Value	79,293
Total Assets	63,083,337

Liabilities:
Advisory Fees Payable	47,814
Total Liabilities	47,814

Net Assets	$63,035,523

Net Assets Consist of:
Paid-in Capital	$196,102,400
Total Accumulated Losses	(133,066,877)

Net Assets	$63,035,523
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	9,825,000
Net Asset Value, Offering and Redemption Price Per Share	$6.42

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Operations

For the Period Ended September 30, 2022 (Unaudited)

Investment Income:
Dividend Income	$68,053
Interest Income	406
Total Investment Income	68,459

Expenses:
Advisory Fees	311,428
Total Expenses	311,428

Net Investment Loss	(242,969)

Net Realized Gain (Loss) on:
Investments(1)	(42,203,651)
Foreign Currency Transactions	(13,542)
Net Realized Gain (Loss)	(42,217,193)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(40,792,589)
Foreign Currency Translations	(4,080)
Net Change in Unrealized Appreciation (Depreciation)	(40,796,669)

Net Realized Gain (Loss)	(83,013,862)

Net Decrease in Net Assets Resulting from Operations	$(83,256,831)

(1)          Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statements of Changes in Net Assets

(Unaudited)

	Period Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022*
Operations:
Net Investment Loss	$(242,969)	$(555,052)
Net Realized Gain (Loss)(1)	(42,217,193)	(21,914,241)
Net Change in Unrealized Appreciation (Depreciation)	(40,796,669)	(16,624,688)
Net Decrease in Net Assets Resulting from Operations	(83,256,831)	(39,093,981)

Distributions	—	(3,850,328)

Capital Share Transactions:
Issued	24,215,357	203,106,930
Redeemed	(2,972,828)	(35,112,796)

Increase in Net Assets from Capital Share Transactions	21,242,529	167,994,134

Total Increase (Decrease) in Net Assets	(62,014,302)	125,049,825

Net Assets:
Beginning of Period	125,049,825	—
End of Period	$63,035,523	$125,049,825

Share Transactions:
Issued	2,975,000	9,025,000
Redeemed	(375,000)	(1,800,000)

Net Increase in Shares Outstanding from Share Transactions	2,600,000	7,225,000

*    Fund commenced operations on May 11, 2021.

(1)     Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended March 31, 2022 and September 30, 2022 (Unaudited)
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Portfolio Turnover(3)
2022@	$ 17.31	$ (0.03)	$ (10.86)	$ (10.86)	$ —	$ —	$ —	$ 6.42	(62.91) %	$ 63,036	0.85% (2)	(0.66) % (2)	27%
2022†	24.70	(0.14)	(6.59)	(6.73)	(0.66)	—	(0.66)	17.31	(27.85)	125,050	0.85% (2)	(0.72) (2)	77

*    Per share data calculated using average shares method.

@    For the six-month period ended September 30, 2022 (Unaudited).

†     Commenced operations May 11, 2021.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bitwise Crypto Industry Innovators ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund commenced operations on May 11, 2021. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6).

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (The “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically of at least 25,000 shares, called “Creation Units”. Transactions for the Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities included in the Index and a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Trust’s Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of September 30, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax year remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2022:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$250	$160,500	$250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into a license agreement with Bitwise Index Services, LLC, the Fund’s index provider (the “Index Sponsor”), pursuant to which the Adviser and the Fund are permitted to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge. As part of an arrangement between the Index Sponsor and the Adviser, the Index Sponsor has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2022, no fees were paid by the Fund under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Fund pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$20,116,701	$20,043,770

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended September 30, 2022, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain (Loss)
$23,985,204	$2,981,450	$829,744

For the period ended March 31, 2022, the Fund had $7,065, 069 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended March 31, 2022 were as follows:

	Ordinary Income	Total Distributions
Bitwise Crypto Industry Innovators ETF 2022	$3,850,328	$3,850,328

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

As of March 31, 2022, the components of Accumulated Losses on a tax basis were as follows:

Bitwise Crypto Industry Innovators ETF
Capital Loss Carryforwards	$(951,629)
Post-October Losses	(14,844,566)
Qualified Late-Year Losses	(3,119,871)
Unrealized Depreciation	(30,893,979)
Other Temporary Differences	(1)
Total Accumulated Losses	$(49,810,046)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021 through March 31, 2022, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund may elect for any taxable year to treat any portion of its Post October Losses and Qualified Late Year Losses as arising on the first day of the next taxable year. Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021 through March 31, 2022. Qualified late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through March 31, 2022 and specified losses realized on investment transactions from November 1, 2021 through March 31, 2022.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of March 31, 2022, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
Bitwise Crypto Industry Innovators ETF	$951,629	$—	$951,629

For Federal income tax purposes, the cost of securities owned at September 30, 2022 and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at September 30, 2022, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$120,318,398	$48,403	$(57,467,456)	$(57,419,053)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

Crypto Asset Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Crypto Innovators Risk. The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.

An investment in companies actively engaged in crypto asset technology may be subject to the following risks:

•        Crypto asset technology is new and many of its uses may be untested.

•        The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.

•        Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business.

•        Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•        Competing crypto asset technologies may be developed that compete with the technologies selected by a company.

•        Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•        Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.

•        Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non U.S. currencies, changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2022 (Unaudited) (Concluded)

7. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

8. OTHER

At September 30, 2022, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by 3 Authorized Participant in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Trade Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the Bitwise Crypto Industry Innovators ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities include developing, implementing, and maintaining the Fund’s investment program, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund. The Board noted that it had been provided ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited) (Continued)

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of the Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed. The Board was provided with reports regarding the past performance of the Fund, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of the Fund’s underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs and the second highest among the peer ETFs and mutual funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited) (Concluded)

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

Bitwise Crypto Industry Innovators ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/2022	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period(1)
Bitwise Crypto Industry Innovators ETF
Actual Fund Return	$1,000.00	$370.90	0.85%	$2.92
Hypothetical 5% Return	$1,000.00	$1,020.81	0.85%	$4.31

____________

(1)   Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

Bitwise Crypto Industry Innovators ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.bitqetf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BIT-SA-001-0200

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open end management companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens,
J. Garrett Stevens,
Date: December 8, 2022	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens,
J. Garrett Stevens,
Date: December 8, 2022	Trustee and President

By (Signature and Title)	/s/ Christopher W. Roleke,
Christopher W. Roleke,
Date: December 8, 2022	Treasurer